Summary of significant accounting policies - Other Intangible Assets not Acquired in Business Combination (Details) - Software	12 Months Ended
Dec. 31, 2020
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Disclosure of detailed information about intangible assets [line items]
Intangible asset, useful lives	3 years
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Disclosure of detailed information about intangible assets [line items]
Intangible asset, useful lives	5 years